Securities - Amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	$ 101,943,704	$ 86,275,846
Available-for-sale securities, gross unrealized gains	638,929	1,563,287
Available-for-sale securities, gross unrealized losses	(2,421,193)	(365,801)
Available-for-sale securities, fair value	100,161,440	87,473,332
U.S. Government and federal agencies
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	13,985,863	15,979,475
Available-for-sale securities, gross unrealized gains	9,641	44,972
Available-for-sale securities, gross unrealized losses	(661,964)	(85,750)
Available-for-sale securities, fair value	13,333,540	15,938,697
Mortgage-backed securities (Government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	45,457,262	23,067,200
Available-for-sale securities, gross unrealized gains	70,512	211,987
Available-for-sale securities, gross unrealized losses	(1,114,597)	(100,792)
Available-for-sale securities, fair value	44,413,177	23,178,395
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	42,500,579	47,229,171
Available-for-sale securities, gross unrealized gains	558,776	1,306,328
Available-for-sale securities, gross unrealized losses	(644,632)	(179,259)
Available-for-sale securities, fair value	$ 42,414,723	$ 48,356,240